Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 27, 2020
Europe 30 ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 1122% of the average value of its entire portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1122.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.The Index is constructed and maintained by ProFund Advisors. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. The component companies of the Index are listed in an appendix to the Statement of Additional Information.The Fund will invest principally in the financial instruments set forth below.• Equity Securities — The Fund invests in common stock issued by public companies.• Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○ American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies○ Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with the Fund’s investment objective. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. In managing the assets of the Fund, ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends.The Fund will concentrate or focus its investments in a particular industry or group of industries, country or region to approximately the same extent the Index is so concentrated or focused.As of July 31, 2020, the Index was concentrated in the health care industry group and was focused in the consumer staples and information technology industry groups. In addition, the Index was concentrated in the United Kingdom.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate or focus its investments in a particular industry or group of industries, country or region to approximately the same extent the Index is so concentrated or focused.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.• Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.Factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments in which the Fund invests. The Fund may not have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the change in the performance of the Fund and change in the level of the Index on such day. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.• European Investments Risk — Many countries are members of the European Union (the “EU”) and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt, an economic recession in a European country, or the threat of a European country to leave the EU may have a significant adverse effect on the affected European country, issuers in the affected European country, the economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in European countries or denominated in euro, their trading partners, or other European countries, these events may negatively impact the performance of the Fund.• Equity and Market Risk — Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.• Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Devaluations of a currency by a government or banking authority may also have significant impact on the value of any investments linked to or denominated in that currency. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Currency markets are also generally not as regulated as securities markets. In addition, in order to transact in foreign investments, the Fund may exchange and hold foreign currencies. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.• Foreign Investments — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s and the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund may encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.• Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.• Concentration and Focused Investing —The Index may concentrate (i.e., composed of securities that represent 25 percent or more of the value of the Index) or focus (i.e., composed of securities that represent a substantial portion of its value, but less than 25 percent) in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, regulatory conditions, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries as a group fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.• Large-Cap Company Investment Risk — Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.• Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.• Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shock — The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. During much of 2020, the unemployment rate in the U.S. has been extremely high by historical standards. It is not possible to predict when unemployment and market conditions will return to more normal levels. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.• Self-Indexing Performance Risk — The Fund is linked to an Index sponsored by ProFund Advisors. There can be no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform other asset classes and may underperform other indices or benchmarks based upon the same underlying securities. Each of these factors could have a negative impact on the performance of the Fund.• Active Investor Risk —The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund may come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.• Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may result in the Fund being unable to trade those and other related financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.• Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, political crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.• Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.• Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.• Valuation Risk — In certain circumstances (e.g., if ProFund Advisors believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), ProFund Advisors may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. Performance for Service Class shares would differ to the extent their fees and expenses differ. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.profunds.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.profunds.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2010): 16.36%Worst Quarter (ended 9/30/2011): -22.34%The year-to-date return as of the most recent quarter, which ended September 30, 2020, was -20.87%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account.After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
Europe 30 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 181
3 Years	rr_ExpenseExampleYear03	648
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	$ 2,501
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	(8.39%)
2012	rr_AnnualReturn2012	15.63%
2013	rr_AnnualReturn2013	20.96%
2014	rr_AnnualReturn2014	(8.98%)
2015	rr_AnnualReturn2015	(10.89%)
2016	rr_AnnualReturn2016	7.46%
2017	rr_AnnualReturn2017	19.92%
2018	rr_AnnualReturn2018	(12.44%)
2019	rr_AnnualReturn2019	17.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.34%)
OneYear	rr_AverageAnnualReturnYear01	17.88%
FiveYears	rr_AverageAnnualReturnYear05	3.46%
TenYears	rr_AverageAnnualReturnYear10	3.49%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Mar. 15, 1999
Europe 30 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.78%
1 Year	rr_ExpenseExampleYear01	$ 281
3 Years	rr_ExpenseExampleYear03	947
5 Years	rr_ExpenseExampleYear05	1,637
10 Years	rr_ExpenseExampleYear10	$ 3,475
OneYear	rr_AverageAnnualReturnYear01	16.68%
FiveYears	rr_AverageAnnualReturnYear05	2.41%
TenYears	rr_AverageAnnualReturnYear10	2.47%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Mar. 15, 1999
Europe 30 ProFund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	17.65%
FiveYears	rr_AverageAnnualReturnYear05	1.88%
TenYears	rr_AverageAnnualReturnYear10	2.39%
Europe 30 ProFund | After Taxes on Distributions and Sales of Shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	10.75%
FiveYears	rr_AverageAnnualReturnYear05	2.23%
TenYears	rr_AverageAnnualReturnYear10	2.45%
Europe 30 ProFund | STOXX Europe 50® Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	25.06%	[2]
FiveYears	rr_AverageAnnualReturnYear05	4.39%	[2]
TenYears	rr_AverageAnnualReturnYear10	3.69%	[2]
InceptionDate	rr_AverageAnnualReturnInceptionDate		[2]
Europe 30 ProFund | ProFunds Europe 30® Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	15.49%	[3]
FiveYears	rr_AverageAnnualReturnYear05	0.85%	[3]
TenYears	rr_AverageAnnualReturnYear10	1.57%	[3]
InceptionDate	rr_AverageAnnualReturnInceptionDate		[3]

[1]	ProFund Advisors LLC (“ProFund Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2021. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[3]	Reflects no deduction for fees, expenses or taxes.